Shareholder Report, Average Annual Return (Details)		8 Months Ended	12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - with maximum sales charge
Average Annual Return, Percent		(1.15%)
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - with maximum sales charge
Average Annual Return, Percent		(0.89%)
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - with maximum sales charge
Average Annual Return, Percent		(0.76%)
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - with maximum sales charge
Average Annual Return, Percent			4.60%	4.26%		4.01%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C - with maximum sales charge
Average Annual Return, Percent			7.14%	4.14%		3.56%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - with maximum sales charge
Average Annual Return, Percent			6.68%	3.29%		3.71%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C - with maximum sales charge
Average Annual Return, Percent			10.27%	3.36%		3.33%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - with maximum sales charge
Average Annual Return, Percent			10.02%	1.38%	3.33%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C - with maximum sales charge
Average Annual Return, Percent			13.63%	1.42%	3.03%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I - without sales charge
Average Annual Return, Percent		1.62%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y - without sales charge
Average Annual Return, Percent		1.56%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - without sales charge
Average Annual Return, Percent		1.39%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I - without sales charge
Average Annual Return, Percent		1.89%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y - without sales charge
Average Annual Return, Percent		1.82%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - without sales charge
Average Annual Return, Percent		1.65%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I - without sales charge
Average Annual Return, Percent		2.02%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y - without sales charge
Average Annual Return, Percent		1.95%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - without sales charge
Average Annual Return, Percent		1.78%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I - without sales charge
Average Annual Return, Percent			9.13%	5.16%		4.61%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y - without sales charge
Average Annual Return, Percent			9.22%	5.17%		4.60%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - without sales charge
Average Annual Return, Percent			8.83%	4.90%		4.33%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C - without sales charge
Average Annual Return, Percent			8.14%	4.14%		3.56%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I - without sales charge
Average Annual Return, Percent			12.45%	4.42%		4.38%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y - without sales charge
Average Annual Return, Percent			12.40%	4.40%		4.37%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - without sales charge
Average Annual Return, Percent			12.12%	4.13%		4.11%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C - without sales charge
Average Annual Return, Percent			11.27%	3.36%		3.33%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I - without sales charge
Average Annual Return, Percent			15.73%	2.47%	4.06%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y - without sales charge
Average Annual Return, Percent			15.75%	2.41%	4.03%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A - without sales charge
Average Annual Return, Percent			15.61%	2.21%	3.80%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C - without sales charge
Average Annual Return, Percent			14.63%	1.40%	3.01%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.82%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.82%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.82%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.82%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.82%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.82%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		3.21%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		3.21%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.82%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent	[1]		11.99%	(0.83%)		0.57%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent	[2]		11.99%	(0.83%)		0.57%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent	[3]		11.99%	(0.83%)		0.57%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent	[4]		11.99%	(0.83%)		0.57%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent	[5]		11.99%	(0.83%)		0.57%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent	[6]		11.99%	(0.83%)		0.57%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent	[7]		11.99%	(0.83%)		0.57%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent	[8]		11.99%	(0.83%)		0.57%
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index
Average Annual Return, Percent			17.23%	1.07%	3.11%
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index
Average Annual Return, Percent			17.23%	1.07%	3.11%
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index
Average Annual Return, Percent			17.23%	1.07%	3.11%
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index
Average Annual Return, Percent			17.23%	1.07%	3.11%
Bloomberg 5-Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 5-Year Municipal Bond Index
Average Annual Return, Percent		2.55%
Bloomberg 5-Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 5-Year Municipal Bond Index
Average Annual Return, Percent		2.55%
Bloomberg 5-Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 5-Year Municipal Bond Index
Average Annual Return, Percent		2.55%
Bloomberg Municipal 65% High Grade/35% High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 65% High Grade/35% High Yield Index
Average Annual Return, Percent		5.07%
Bloomberg Municipal 65% High Grade/35% High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 65% High Grade/35% High Yield Index
Average Annual Return, Percent		5.07%
Bloomberg Municipal 65% High Grade/35% High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 65% High Grade/35% High Yield Index
Average Annual Return, Percent		4.60%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Credit Suisse Leveraged Loan Index
Average Annual Return, Percent			9.65%	5.60%		4.86%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Credit Suisse Leveraged Loan Index
Average Annual Return, Percent			9.65%	5.60%		4.86%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Credit Suisse Leveraged Loan Index
Average Annual Return, Percent			9.65%	5.60%		4.86%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Credit Suisse Leveraged Loan Index
Average Annual Return, Percent			9.65%	5.60%		4.86%
FTSE 3 Month U.S. T Bill Index + 500 bps [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3 Month US T Bill Index + 500 bps
Average Annual Return, Percent	[5]		10.93%	7.51%		6.75%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Multiverse Index
Average Annual Return, Percent			12.25%	(0.63%)		0.74%
FTSE 3 Month U.S. T Bill Index + 500 bps [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3 Month US T Bill Index + 500 bps
Average Annual Return, Percent			10.93%	7.51%		6.75%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Multiverse Index
Average Annual Return, Percent			12.25%	(0.63%)		0.74%
FTSE 3 Month U.S. T Bill Index + 500 bps [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3 Month US T Bill Index + 500 bps
Average Annual Return, Percent			10.93%	7.51%		6.75%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Multiverse Index
Average Annual Return, Percent			12.25%	(0.63%)		0.74%
FTSE 3 Month U.S. T Bill Index + 500 bps [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3 Month US T Bill Index + 500 bps
Average Annual Return, Percent			10.93%	7.51%		6.75%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Multiverse Index
Average Annual Return, Percent			12.25%	(0.63%)		0.74%

[1]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[2]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[3]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[4]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[5]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[6]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[7]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[8]
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.